Employee benefits (Tables)	3 Months Ended
Jan. 31, 2022
Text Block [Abstract]
Summary of Expenses for Bank's Principal Plans
Employee benefits include pensions, other post-retirement benefits, and post-employment benefits. The following table summarizes the expenses for the Bank’s principal plans
(1)
.

	For the three months ended
	Pension plans		Other benefit plans
($ millions)	January 31 2022	January 31 2021	January 31 2022	January 31 2021
Defined benefit service cost	$79	$95	$5	$6
Interest on net defined benefit (asset) liability	(1)	9	12	11
Other	4	3	(2)	–
Defined benefit expense	$82	$107	$15	$17
Defined contribution expense	$30	$23	$–	$–
Increase (Decrease) in other comprehensive income related to employee benefits (2)	$109	$637	$39	$4
(1)	Other plans operated by certain subsidiaries of the Bank are not considered material and are not included in this note.
(2)	Changes in discount rates and return on plan assets are reviewed and updated on a quarterly basis. In the absence of legislated changes, all other assumptions are updated annually.